S000012074 [Member] Expense Example, No Redemption - S000012074 [Member]	Aug. 31, 2025 USD ($)
C000138362 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	275
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,079
C000253717 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	320
Expense Example, No Redemption, 5 Years	561
Expense Example, No Redemption, 10 Years	1,252
C000032872 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	690
Expense Example, No Redemption, 3 Years	950
Expense Example, No Redemption, 5 Years	1,230
Expense Example, No Redemption, 10 Years	2,025
C000032876 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	320
Expense Example, No Redemption, 5 Years	561
Expense Example, No Redemption, 10 Years	1,252
C000078988 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,020